State Street Bank and Trust Company
Fund Administration Legal Division
4 Copley Place, 5th floor
Boston, MA 02116
May 3, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:	Office of Filings, Information & Consumer Service
Re:	State Street Institutional Investment Trust (the “Trust”) File Nos.: 811-09819 and 333-30810
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statutory Prospectus for the Institutional Class of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund; the Statutory Prospectus for the Investment Class of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund; the Statutory Prospectus for the Service Class of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund; the Statutory Prospectus for the State Street Aggregate Bond Index Fund; the Statutory Prospectus for the State Street Equity 400 Index Fund; the Statutory Prospectus for the State Street Equity 2000 Index Fund; the Statutory Prospectus for the State Street Institutional Limited Duration Bond Fund; the Statutory Prospectus for the State Street Institutional Short-Term Tax Exempt Bond Fund; the Statutory Prospectus for the Service Class of the State Street Equity 500 Index Fund; the Statutory Prospectus for the Class R Shares of the State Street Equity 500 Index Fund; the Statutory Prospectus for the Administrative Shares of the State Street Equity 500 Index Fund; and the Statement of Additional Information for each of the funds and share classes listed above each dated April 30, 2011, do not differ from those contained in Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2011 (Accession # 0000950123-11-042213 ).
If you have any questions, please contact me at (617) 662-1742.

Very truly yours,
/s/ David James
David James
Vice President and Managing Counsel